Fair Value of Financial Instruments - Additional Information (Detail) $ in Millions	9 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Non cash compensation expense contingent payment	$ 0.0	$ 0.9	$ 1.3	$ 0.9
Accrued Expenses And Other Liabilities [Member]
Business combination, contingent consideration, liability	0.0		1.3	$ 1.9
Ultralox [Member]
Business combination, contingent consideration arrangements, range of outcomes, value, low	0.0		0.0
Business combination, contingent consideration arrangements, range of outcomes, value, high	30.0		30.0
Contingent liability, payments	1.7	2.0	2.0
Business combination, recognized identifiable assets acquired and liabilities assumed, contingent liability	5.3		5.3
Contingent consideration related to non-employee owners	2.8		2.8
Contingent consideration related compensation expenses	2.5		2.5
Adjustment in fair value of contingent payment	$ 0.9		0.9
Additional contingent liability, payments		$ 3.4	3.4
Contingent liability, payments partial settlement			$ 1.7
Ultralox [Member] | Measurement Input, EBITDA Multiple [Member]
Business combination, contingent consideration, liability, measurement input	0.39		0.39